                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F
                             Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 1999
Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-5972
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  October 26, 1999
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________
[Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

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Navellier Management, Inc.
FORM 13F
September 30, 1999

                                                                                                         Voting Authority
                                Title                                                                    ----------------
                                 of                Value     Shares/  Sh/   Put/    Invstmt
Name of Issuer                  class   CUSIP      (x$1000)  Prn Amt  Prn   Call    Dscretn   Managers     Sole     Shared     None
------------------              -----   ------     --------  -------  ---   ----    -------   --------     ----     ------     ----
Adaptec Inc.                    COM     00651F108      1553     39130 SH            Sole                  39130
Adobe Systems                   COM     00724F101      1687     14860 SH            Sole                  14860
Advanced Energy Industries      COM     007973100       883     28600 SH            Sole                  28600
Alliance Semiconductor          COM     01877H100      3187    300000 SH            Sole                 300000
America Online                  COM     02364J104       286      2750 SH            Sole                   2750
American Freightways Corp.      COM     02629V108      1609     88470 SH            Sole                  88470
Amgen                           COM     031162100       342      4200 SH            Sole                   4200
Andrx Corp.                     COM     034551101      4716     80580 SH            Sole                  80580
Apache                          COM     037411105      1382     32000 SH            Sole                  32000
Argosy Gaming Co.               COM     040228108       278     21000 SH            Sole                  21000
Atmel Corp.                     COM     049513104      1386     41000 SH            Sole                  41000
Audiovox Cl. 'A'                COM     050757103      4170    240000 SH            Sole                 240000
BJS Wholesale Club Inc.         COM     05548J106      1047     35400 SH            Sole                  35400
Biogen                          COM     090597105      2388     30300 SH            Sole                  30300
Briggs & Stratton               COM     109043109       881     15100 SH            Sole                  15100
Broadcom Corp.                  COM     111320107       207      1900 SH            Sole                   1900
CTS Corp                        COM     126501105      1725     30000 SH            Sole                  30000
Cal Amplifier                   COM     129900106      2349    162000 SH            Sole                 162000
Cal Pine                        COM     131347106      3403     40000 SH            Sole                  40000
Check Point Software Tech       COM     M22465104      1435     17000 SH            Sole                  17000
Children's Place                COM     168905107      1171     44000 SH            Sole                  44000
Church & Dwight Inc.            COM     171340102       850     34000 SH            Sole                  34000
Cidco Inc                       COM     171768104      4245    325000 SH            Sole                 325000
Cisco Systems                   COM     17275R102       344      5014 SH            Sole                   5014
Citrix Systems Inc.             COM     177376100       829     13380 SH            Sole                  13380


Clarify Inc.                    COM     180492100      2407     47840 SH            Sole                  47840
Colorado Medtech Inc            COM     19652U104       982     68000 SH            Sole                  68000
Commscope Inc.                  COM     203372107      1965     60470 SH            Sole                  60470
Copart Inc.                     COM     217204106      1033     56000 SH            Sole                  56000
Cree Research Inc.              COM     225447101      2505     73800 SH            Sole                  73800
Cypress Semiconductor           COM     232806109      1223     56900 SH            Sole                  56900
DII Group Inc.                  COM     232949107      1056     30000 SH            Sole                  30000
EMC Corp                        COM     268648102       425      5950 SH            Sole                   5950
Electronics for Imaging         COM     286082102      1990     38720 SH            Sole                  38720
Emulex Corp.                    COM     292475209      1752     20400 SH            Sole                  20400
Enron Corp.                     COM     293561106       205      5000 SH            Sole                   5000
Factory 2-U Stores Inc.         COM     303072102      1763     59000 SH            Sole                  59000
Fossil Inc.                     COM     349882100      2598     96000 SH            Sole                  96000
Galileo Technology Ltd          COM     M47298100      2986    119460 SH            Sole                 119460
Geon                            COM     37246W105       824     32000 SH            Sole                  32000
Georgia Pac Corp/GA Pac Grp     COM     373298108      1298     32100 SH            Sole                  32100
Harley Davidson Inc.            COM     412822108       225      4500 SH            Sole                   4500
Harmonic Inc.                   COM     413160102      5991     45800 SH            Sole                  45800
Haverty Furniture               COM     419596101       978     67420 SH            Sole                  67420
Hooper Holmes                   COM     439104100       987     38500 SH            Sole                  38500
Hormel Foods Corp.              COM     440452100      1512     36600 SH            Sole                  36600
I-Flow Corp.                    COM     449520303      1031    250000 SH            Sole                 250000
IBM                             COM     459200101       254      2100 SH            Sole                   2100
ICT Group Inc.                  COM     44929Y101       732    101000 SH            Sole                 101000
In Focus Systems Inc.           COM     452919103       837     50000 SH            Sole                  50000
Integrated Device Technology    COM     458118106      1273     68800 SH            Sole                  68800
Jack in the Box Inc.            COM     466367109       893     35810 SH            Sole                  35810
Jakks Pacific Inc.              COM     47012E106      1234     32900 SH            Sole                  32900
K-Swiss Inc.                    COM     482686102      1575     49900 SH            Sole                  49900
LSI Logic                       COM     502161102      4160     80000 SH            Sole                  80000
Lexmark Intl.                   COM     529771107       342      4250 SH            Sole                   4250
Lightbridge Inc.                COM     532226107       335     17000 SH            Sole                  17000
Liposome Co. Inc                COM     536310105       457     60000 SH            Sole                  60000
MEMC Electronic Materials       COM     552715104      1100     80000 SH            Sole                  80000
MTI Technology Corp.            COM     553903105      3748    162500 SH            Sole                 162500


Macromedia                      COM     556100105      1479     36175 SH            Sole                  36175
Meade Instruments Corp          COM     583062104       433     18000 SH            Sole                  18000
Merix Corp.                     COM     590049102       273     21000 SH            Sole                  21000
Micrel Semiconductor            COM     594793101      1162     26800 SH            Sole                  26800
Micro Component Tech.           COM     95479Q100       969    250000 SH            Sole                 250000
Microsoft Corp.                 COM     594918104       311      3430 SH            Sole                   3430
Microwave Power Devices         COM     59517M103       301     22000 SH            Sole                  22000
Millenium Pharms                COM     599902103      1527     23500 SH            Sole                  23500
MiniMed Inc.                    COM     60365K108      1152     11730 SH            Sole                  11730
Mobil Corp                      COM     607059102      3022     30000 SH            Sole                  30000
Mobile Mini Inc.                COM     60740F105      1043     47700 SH            Sole                  47700
Monaco Coach Corp.              COM     60886R103      1020     41852 SH            Sole                  41852
National Semi                   COM     637640103      1314     43000 SH            Sole                  43000
Nokia                           COM     654902204       355      3950 SH            Sole                   3950
Nur Macroprinters Ltd.          COM     M75165106       262     33000 SH            Sole                  33000
Oshkosh Truck Corp              COM     688239201       998     37500 SH            Sole                  37500
PDS Financial Corp              COM     69329T105       193     88100 SH            Sole                  88100
PMC Sierra Inc.                 COM     69344F106      1554     16800 SH            Sole                  16800
Performance Tech Inc.           COM     71376K102      1638     72600 SH            Sole                  72600
Periphonics Corp.               COM     714005105       430     13700 SH            Sole                  13700
Polycom Inc                     COM     73172K104      1906     40000 SH            Sole                  40000
Power Integrations Inc.         COM     739276103      6672     96350 SH            Sole                  96350
Price Communications Corp.      COM     741437305      1504     60000 SH            Sole                  60000
Priority Healthcare Corp.       COM     74264T102       232      7500 SH            Sole                   7500
Providence Energy Corp          COM     743743106      1387     50000 SH            Sole                  50000
QLogic Corp                     COM     747277101      2582     36990 SH            Sole                  36990
QUALCOMM Inc.                   COM     747525103       227      1200 SH            Sole                   1200
RF Micro Devices Inc.           COM     749941100      1430     31250 SH            Sole                  31250
Rex Stores Inc.                 COM     761624105      2929     94500 SH            Sole                  94500
Royal Dutch Pete Co.            COM     780257804      1772     30000 SH            Sole                  30000
SYSCO                           COM     871829107       283      8070 SH            Sole                   8070
Salton/Maxim Housewares         COM     795757103       341     11000 SH            Sole                  11000
Sandisk Corp                    COM     80004C101      2031     31150 SH            Sole                  31150
Saucony Inc. - Cl A             COM     804120103       501     34000 SH            Sole                  34000
Saucony Inc. - Cl B             COM     804120202      1958    124300 SH            Sole                 124300


SawTech Inc.                    COM     805468105      1400     40000 SH            Sole                  40000
Semtech                         COM     816850101      3296     90000 SH            Sole                  90000
Siebel Systems Inc.             COM     826170102      1213     18200 SH            Sole                  18200
Solectron Corp.                 COM     834182107       316      4400 SH            Sole                   4400
Stone Energy Corp               COM     861642106      1530     30000 SH            Sole                  30000
Syncor Intl.                    COM     87157J106      1987     53000 SH            Sole                  53000
Taro Pharmaceutical Inds Ltd    COM     M8737E108       351     23000 SH            Sole                  23000
Texas Instruments               COM     882508104       226      2750 SH            Sole                   2750
Tiffany & Co.                   COM     886547108      1259     21000 SH            Sole                  21000
TranSwitch Corp.                COM     894065101       812     14250 SH            Sole                  14250
Tyco Int'l                      COM     902124106       281      2720 SH            Sole                   2720
US Cellular Corp.               COM     911684108      6127     90100 SH            Sole                  90100
Ultimate Electronics Inc.       COM     903849107      2344    150000 SH            Sole                 150000
Univision Communication         COM     914906102      1196     14700 SH            Sole                  14700
VISX Inc.                       COM     92844S105      1089     13770 SH            Sole                  13770
Valassis Comm.                  COM     918866104      1098     24990 SH            Sole                  24990
Valuevision Intl Inc.           COM     92047K107      3900    150000 SH            Sole                 150000
Vodafone Group - ADR            COM     92857T107       363      1525 SH            Sole                   1525
Waters Corp                     COM     941848103       919     15180 SH            Sole                  15180
Western Wireless Corp           COM     95988E204      1345     30000 SH            Sole                  30000
Winnebago Industries            COM     974637100      2458    102690 SH            Sole                 102690
Xilinx                          COM     983919101      2336     35650 SH            Sole                  35650
Zoll Med Corp                   COM     989922109      1074     35500 SH            Sole                  35500
Zomax Inc.                      COM     989929104      5201    201000 SH            Sole                 201000
Zoran Corp                      COM     98975F101      1877     69200 SH            Sole                  69200
120 DATA RECORDS                                     184222           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED